Commitments and Contingencies - Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Lease expense	$ 15	$ 8	$ 5
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	6
2016	6
2017	6
2018	7
2019	7
Thereafter	185
Total minimum land use payments	217
Genesis [Member] | Surety Bond [Member]
Operating Leased Assets [Line Items]
Surety bond	23
EPC Contracts [Member]
Operating Leased Assets [Line Items]
Purchases under contracts	5
Remaining commitment	$ 11